Income-tax	12 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
Income-tax

24.	Income-tax

The income tax recovery differs from the amount computed by applying the Canadian statutory income tax rate of 26.50% (2023 – 26.50%) to the loss before income taxes as a result of the following:

	2024	2023
Income (Loss) before income taxes	(1,485)	(1,479)
Expected recovery of income taxes based on	(394)	(392)
statutory rates
Reduction in income tax recovery resulting from:
Lower rate on manufacturing profits	(9)	(9)
Other permanent differences	246	206
Deferred tax benefit not recognized	157	(484)
Income tax recovery	—	(679)

The components of deferred income taxes as at September 30, 2024 and 2023 are as follows:

	Opening, October 1, 2023	Recognized in P&L	Recognized in OCI	Closing, September 30, 2024
Deferred Tax Assets:
Canadian non-capital loss carry forwards	602	(150)	—	452
US net operating losses	408	(60)	—	348
Deferred tax assets recognized	1,010	(210)	—	800

Deferred Tax Liabilities
Unrealized foreign exchange	(11)	12	—	1
Property, plant and equipment	(999)	198	—	(801)
	(1,010)	210	—	(800)
Net Deferred tax asset (liability)	—	—	—	—

	Opening, October 1, 2022	Recognized in P&L	Recognized in OCI	Closing, September 30, 2023
Deferred Tax Assets
Canadian non-capital loss carry forwards	47	555	—	602
US net operating losses	—	408	—	408
Deferred tax assets recognized	47	963	—	1,010

Deferred Tax Liabilities
Unrealized foreign exchange	—	(11)	—	(11)
Property, plant and equipment	(47)	(273)	(679)	(999)
	(47)	(284)	(679)	(1,010)
Net Deferred tax asset (liability)	—	679	(679)	—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the future tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of deferred taxable income during the year in which those temporary differences become deductible.

Management considers projected future taxable income, uncertainties related to the industry in which the Company operates and tax planning strategies in making this assessment.

The Company concluded that there is uncertainty regarding the future recoverability of Company’s deferred income tax assets in future periods. Therefore, deferred tax assets have not been recognized in the financial statements with respect to the following deductible temporary differences:

	September 30, 2024	September 30, 2023
Canadian non-capital loss carry forwards	41,904	44,061
Canadian capital loss carry forwards	69	—
US net operating losses	5,332	4,306
Property, plant and equipment	—	—
Lease liabilities	2,342	2,727
Disallowed interest carry forwards	1,780	—
Unclaimed research and development expenses	15,852	15,824
Non-refundable research and development credits	19,524	19,489
Other	1,121	1,343
	87,924	87,750

ELECTROVAYA INC.

The Company has Unrecognized losses that expire as early as 2025 as follows:

Year of expiry	Canada	USA
2025	—	1,422
2026	7,992	192
2027	3,405	678
2028	3,851	49
2029	—	356
2030	312	665
2031	—	1,083
2032	634	195
2033	995	149
2034	—	29
2035	2,200	—
2036	1,634	14
2037	2,179	2
2038	6,111	—
2039	2,194	—
2040	549	—
2041	5,106	—
2042	4,743	—
2043	—	—
2044	—	—
Indefinite	—	497
	41,904	5,332